UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/13/03
       -------------------------    ---------------------------     -------
             [Signature]                   [City] [State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        68
                                               -------------

Form 13F Information Table Value Total:        $5,268,008
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

559353.18

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

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ADVANCEPCS                      COM           00790K109  179,118  3,930,603    SH        SOLE           3,930,603
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY BRD CO                 COM           00762W107   27,314    600,978    SH        SOLE             600,978
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   28,937    448,500    SH        SOLE             448,500
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106   67,802  1,400,000    SH  PUT   SOLE           1,400,000
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  468,043  7,088,337    SH        SOLE           7,088,337
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   43,588  1,234,800    SH        SOLE           1,234,800
------------------------------------------------------------------------------------------------------------------------------------
AVON PR0DS INC                  COM           054303102   68,053  1,054,100    SH        SOLE           1,054,100
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103   80,322  2,078,200    SH        SOLE           2,078,200
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC            COM           07556Q105   44,639    528,900    SH        SOLE             528,900
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  257,400  6,725,906    SH        SOLE           6,725,906
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  119,299  2,510,500    SH        SOLE           2,510,500
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    3,367    746,600    SH        SOLE             746,600
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   22,223    722,000    SH        SOLE             722,000
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  431,618  9,525,886    SH        SOLE           9,525,886
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  247,560  7,579,900    SH        SOLE           7,579,900
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300   57,689  1,754,000    SH        SOLE           1,754,000
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC       COM           159864107   25,878    843,200    SH        SOLE             843,200
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   68,448  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A SPL       20030N200  155,466  5,245,135    SH        SOLE           5,245,135
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   45,435    965,475    SH        SOLE             965,475
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC             COM           126667104    3,303    150,000    SH  PUT   SOLE             150,000
------------------------------------------------------------------------------------------------------------------------------------
DADE BEHRING HLDGS INC          COM           23342J206    6,389    226,150    SH        SOLE             226,150
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  131,804  3,943,877    SH        SOLE           3,943,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   53,701  1,438,155    SH        SOLE           1,438,155
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   23,662  1,130,000    SH  PUT   SOLE           1,130,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109   77,159    837,051    SH        SOLE             837,051
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM           302182100   30,740    503,035    SH        SOLE             503,035
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   33,922    850,400    SH        SOLE             850,400
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MTG ASSN       COM           313586109   63,454    903,900    SH        SOLE             903,900
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301   95,047  1,815,600    SH        SOLE           1,815,600
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   31,888    397,900    SH        SOLE             397,900
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       30      1,000    SH        SOLE               1,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   31,052    554,099    SH        SOLE             554,099
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   21,292    907,180    SH        SOLE             907,180
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG    COM           459902102   37,643  1,337,224    SH        SOLE           1,337,224
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORP     CL A          460335201   19,312    440,000    SH        SOLE             440,000
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   52,208  1,454,248    SH        SOLE           1,454,248
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  131,973  2,443,500    SH        SOLE           2,443,500
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  192,359  2,472,800    SH        SOLE           2,472,800
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   57,132  1,100,800    SH        SOLE           1,100,800
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      580    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                     COM NEW       577729205   94,696  7,781,100    SH        SOLE           7,781,100
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102   77,072  2,972,300    SH        SOLE           2,972,300
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS I    COM           599902103   15,309    990,862    SH        SOLE             990,862
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   68,174  1,240,200    SH        SOLE           1,240,200
------------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                      SPON ADR      654902204   21,060  1,350,000    SH        SOLE           1,350,000
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   48,778    847,130    SH        SOLE             847,130
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO           COM           743315103    1,583     22,900    SH        SOLE              22,900
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL SVCS INC         COM           74386T105   15,012    783,523    SH        SOLE             783,523
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101   84,224  1,238,400    SH        SOLE           1,238,400
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   18,930    785,789    SH        SOLE             785,789
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM           V7780T103   42,412  1,508,800    SH        SOLE           1,508,800
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   62,838    859,500    SH        SOLE             859,500
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  227,042  5,191,900    SH  PUT   SOLE           5,191,900
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM           806857108   30,110    622,100    SH        SOLE             622,100
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP             COM           81616X103   18,576    699,924    SH        SOLE             699,924
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  166,947  4,285,100    SH        SOLE           4,285,100
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BANCORP INC           COM           845905108   18,652  1,005,500    SH        SOLE           1,005,500
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   43,890    928,896    SH        SOLE             928,896
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   43,505    449,892    SH        SOLE             449,892
------------------------------------------------------------------------------------------------------------------------------------
TERAYON COMMUNICATIONS SYS      COM           880775101    9,615  1,669,334    SH        SOLE           1,669,334
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS INDS LTD   ADR           881624209   59,600  1,041,950    SH        SOLE           1,041,950
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103   30,761  1,011,200    SH        SOLE           1,011,200
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  258,524  5,137,600    SH        SOLE           5,137,600
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC              COM           939322103   73,701  1,872,000    SH        SOLE           1,872,000
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106  108,892  2,617,600    SH        SOLE           2,617,600
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   65,034    163,800    SH        SOLE             163,800
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   26,222    971,900    SH        SOLE              971,900

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